INCOME TAXES (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards	$ 1,629,068	$ 1,130,809
Operating Loss Carryforwards, Expiration Period	20 years